Trade and other payables (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Payables
Trade payables	₩ 5,745,363	₩ 10,073,408
Other payables	44,297,635	1,247,271
Accrued expenses	7,997,413	2,719,073
Trade and other non-current payables	27,297,393	21,694
Total	₩ 85,337,804	₩ 14,061,446